REVENUE (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureofRevenueLineItems [Line Items]
Weighted average lease term	5 years 9 months 18 days	5 years 8 months 12 days
Latam Logistic Properties SA [member]
DisclosureofRevenueLineItems [Line Items]
Weighted average lease term			5 years 3 months 18 days	6 years 3 months 18 days	8 years
Bottom of range [member]
DisclosureofRevenueLineItems [Line Items]
Operating leases term	5 years
Bottom of range [member] | Latam Logistic Properties SA [member]
DisclosureofRevenueLineItems [Line Items]
Operating leases term			5 years
Top of range [member]
DisclosureofRevenueLineItems [Line Items]
Operating leases term	10 years
Top of range [member] | Latam Logistic Properties SA [member]
DisclosureofRevenueLineItems [Line Items]
Operating leases term			10 years